DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
DERIVATIVE LIABILITIES
Schedule of fair value adjustment relating to derivative liabilities

The fair value adjustment relating to derivative liabilities has been reflected in the financial statements under “Fair value gain (loss) on financial liabilities” as detailed below:

	Year Ended
	December 31,	December 31,
	2021	2020
(Loss) from FV adjustment on make-whole provision	$–	$(225,125)
Gain (loss) from FV adjustment on contingent consideration	83,656,706	(304,430)
Gain from FV adjustment on purchase consideration settlement	102,351	–
Total	$83,759,057	$(529,555)